UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

Deutsche Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  1/31

Date of reporting period:  10/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2014 (Unaudited)

Deutsche Core Plus Income Fund
(formerly DWS Core Plus Income Fund)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 37.4%
Consumer Discretionary 3.9%
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	74,550
7.0%, 5/20/2022		200,000	216,000
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	27,000
APX Group, Inc.:
6.375%, 12/1/2019		35,000	34,388
144A, 8.75%, 12/1/2020		45,000	38,925
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		10,000	10,800
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		55,000	59,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		55,000	53,900
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		35,000	35,175
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		235,000	233,643
5.165%, 8/1/2044		285,000	284,735
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		25,000	27,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		300,000	292,875
144A, 6.375%, 9/15/2020		595,000	620,287
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		40,000	41,200
Series B, 6.5%, 11/15/2022		385,000	398,475
Series B, 7.625%, 3/15/2020		585,000	622,294
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,000
Columbus International, Inc., 144A, 7.375%, 3/30/2021		500,000	530,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		20,000	20,500
DISH DBS Corp.:
4.25%, 4/1/2018		55,000	56,375
5.0%, 3/15/2023		205,000	204,231
7.875%, 9/1/2019		235,000	272,894
Getty Images, Inc., 144A, 7.0%, 10/15/2020		35,000	26,950
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		475,000	470,250
Harron Communications LP, 144A, 9.125%, 4/1/2020		25,000	27,250
HD Supply, Inc.:
7.5%, 7/15/2020		35,000	37,275
11.5%, 7/15/2020		30,000	34,950
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	26,875
iHeartCommunications, Inc.:
9.0%, 12/15/2019		225,000	227,391
11.25%, 3/1/2021		45,000	47,587
InRetail Consumer, 144A, 5.25%, 10/10/2021		500,000	506,250
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		30,000	30,750
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		25,000	23,000
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		65,000	69,062
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		25,000	25,938
Mediacom Broadband LLC, 6.375%, 4/1/2023		25,000	26,375
MGM Resorts International:
6.625%, 12/15/2021		355,000	388,725
6.75%, 10/1/2020		30,000	32,925
8.625%, 2/1/2019		160,000	185,200

Numericable Group SA:
144A, 4.875%, 5/15/2019		400,000	399,000
144A, 6.25%, 5/15/2024		480,000	493,800
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		45,000	48,150
Quebecor Media, Inc., 5.75%, 1/15/2023		35,000	36,050
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		575,000	632,500
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		25,000	24,625
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		35,000	37,538
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	108,250
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		440,000	464,200
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	53,969
Starz LLC, 5.0%, 9/15/2019		30,000	30,900
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		45,000	45,321
Time Warner Cable, Inc., 7.3%, 7/1/2038		360,000	495,296
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		45,000	44,775
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		370,000	385,725
144A, 7.5%, 3/15/2019	EUR	280,000	369,756
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		35,000	37,887

			10,054,142
Consumer Staples 1.2%
Big Heart Pet Brands, 7.625%, 2/15/2019		45,000	45,113
Chiquita Brands International, Inc., 7.875%, 2/1/2021		34,000	37,315
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		75,000	74,250
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		250,000	273,907
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		100,000	106,500
144A, 8.25%, 2/1/2020		275,000	294,250
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	105,625
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		500,000	522,500
144A, 12.25%, 2/10/2022		200,000	231,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	302,325
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		765,000	795,600
Smithfield Foods, Inc., 6.625%, 8/15/2022		55,000	59,950
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	63,150
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020		300,000	243,000

			3,154,485
Energy 6.1%
Afren PLC, 144A, 10.25%, 4/8/2019		1,081,000	1,124,456
Antero Resources Corp., 144A, 5.125%, 12/1/2022		65,000	65,013
Antero Resources Finance Corp., 5.375%, 11/1/2021		1,045,000	1,060,675
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		75,000	73,125
144A, 5.625%, 6/1/2024		30,000	28,950
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	32,550
6.75%, 11/1/2020		35,000	33,250
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		285,000	273,422
California Resources Corp.:
144A, 5.5%, 9/15/2021 (b)		60,000	61,200
144A, 6.0%, 11/15/2024		10,000	10,200
Chaparral Energy, Inc., 7.625%, 11/15/2022		60,000	58,500
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,400,000	1,790,873
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		1,000,000	1,019,993
Ecopetrol SA, 5.875%, 5/28/2045		950,000	976,125
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		55,000	55,550
EP Energy LLC, 7.75%, 9/1/2022		270,000	284,850
EV Energy Partners LP, 8.0%, 4/15/2019		285,000	280,725
Halcon Resources Corp., 8.875%, 5/15/2021		425,000	348,500
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		60,000	57,600
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		500,000	540,500
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		60,000	52,950
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		70,000	71,050
Linn Energy LLC, 6.25%, 11/1/2019 (b)		385,000	354,200
MEG Energy Corp., 144A, 7.0%, 3/31/2024		365,000	366,825
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		60,000	58,500
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		45,000	38,250
10.75%, 10/1/2020		320,000	284,800
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		55,000	57,613
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		60,000	60,375
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	9,325
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	200,500
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		405,000	415,125
6.875%, 3/15/2022		80,000	83,200
6.875%, 1/15/2023		25,000	26,000
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	210,040
Pacific Rubiales Energy Corp., 144A, 5.625%, 1/19/2025 (b)		1,131,000	1,075,524
Petroleos de Venezuela SA:
144A, 9.0%, 11/17/2021		500,000	316,875
144A, 9.75%, 5/17/2035		200,000	122,100
Petroleos Mexicanos, 2.251% **, 7/18/2018		250,000	258,750
PT Pertamina Persero, 144A, 5.625%, 5/20/2043		1,200,000	1,149,000
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		200,000	197,000
Regency Energy Partners LP, 5.0%, 10/1/2022		40,000	40,800
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	272,218
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		40,000	39,892
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		120,000	125,700
144A, 5.75%, 5/15/2024		200,000	206,750
SESI LLC, 7.125%, 12/15/2021		330,000	356,400
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		15,000	14,100
Talos Production LLC, 144A, 9.75%, 2/15/2018		65,000	65,487
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		25,000	25,375
Tesoro Corp., 4.25%, 10/1/2017		35,000	36,138
Transocean, Inc., 3.8%, 10/15/2022 (b)		920,000	828,391
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		45,000	39,375
Whiting Petroleum Corp., 5.0%, 3/15/2019		50,000	51,750
WPX Energy, Inc., 5.25%, 9/15/2024		50,000	48,750

			15,735,185
Financials 9.1%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		275,000	272,937
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	213,000
Banco Davivienda SA, 144A, 5.875%, 7/9/2022 (b)		500,000	508,750
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		500,000	491,500
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	386,416
Barclays Bank PLC, 7.625%, 11/21/2022		1,490,000	1,623,169
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		800,000	906,000
CBL & Associates LP, (REIT), 4.6%, 10/15/2024 (b)		1,340,000	1,350,440
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	240,375
CIT Group, Inc., 3.875%, 2/19/2019		1,200,000	1,207,500
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		200,000	213,750
Credit Agricole SA, 144A, 7.875%, 1/29/2049		845,000	872,209
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		400,000	422,000
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	542,500
E*TRADE Financial Corp., 6.375%, 11/15/2019		95,000	101,294
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		310,000	308,908
Fondo MIVIVIENDA SA, 144A, 3.5%, 1/31/2023		500,000	478,750
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		705,000	743,176
HSBC Holdings PLC:
5.625%, 12/29/2049 (b)		790,000	802,818
6.375%, 12/29/2049		890,000	907,800
International Lease Finance Corp.:
3.875%, 4/15/2018		570,000	571,784
6.25%, 5/15/2019		10,000	10,938
8.75%, 3/15/2017		200,000	225,000
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018		500,000	505,000
Lloyds Banking Group PLC, 4.5%, 11/4/2024 (c)		1,055,000	1,055,847
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,705,000	1,922,630
Navient Corp., 5.5%, 1/25/2023 (b)		1,140,000	1,140,000
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		1,010,000	1,039,835
Popular, Inc., 7.0%, 7/1/2019		45,000	45,337
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		500,000	540,568
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		629,533	594,909
TIAA Asset Management Finance Co., LLC:
144A, 2.95%, 11/1/2019		840,000	841,602
144A, 4.125%, 11/1/2024		690,000	693,652
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		1,000,000	1,055,000
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		500,000	498,125
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		250,000	237,804

			23,571,323
Health Care 1.7%
Biomet, Inc.:
6.5%, 8/1/2020		55,000	58,850
6.5%, 10/1/2020		15,000	15,863
Community Health Systems, Inc.:
5.125%, 8/15/2018		400,000	416,000
6.875%, 2/1/2022 (b)		620,000	668,050
7.125%, 7/15/2020		310,000	335,575
Endo Finance LLC, 144A, 5.375%, 1/15/2023		65,000	63,537
HCA, Inc.:
5.25%, 4/15/2025 (b)		45,000	46,631
6.5%, 2/15/2020		600,000	669,750
7.5%, 2/15/2022		495,000	574,819
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,500
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		740,000	710,400
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		60,000	63,750
Tenet Healthcare Corp., 6.25%, 11/1/2018		155,000	168,369
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		400,000	428,000

			4,261,094
Industrials 3.1%
ADT Corp., 6.25%, 10/15/2021		30,000	31,500
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		50,000	49,750
Avianca Holdings SA, 144A, 8.375%, 5/10/2020		400,000	419,000
BE Aerospace, Inc., 6.875%, 10/1/2020		130,000	140,562
Belden, Inc., 144A, 5.5%, 9/1/2022		60,000	61,050
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (b)		225,000	230,625
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,313
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	203,000
FTI Consulting, Inc., 6.0%, 11/15/2022		35,000	35,831
Gates Global LLC, 144A, 6.0%, 7/15/2022		60,000	58,200
GenCorp, Inc., 7.125%, 3/15/2021		85,000	90,313
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	719,859
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		375,000	391,875
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		750,000	819,375
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		70,000	73,150
Meritor, Inc., 6.75%, 6/15/2021		35,000	36,925
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		400,000	402,000
Odebrecht Offshore Drilling Finance Ltd.:
144A, 6.625%, 10/1/2022		488,050	502,691
144A, 6.75%, 10/1/2022		476,850	499,500
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		45,000	44,269
SBA Communications Corp., 5.625%, 10/1/2019		35,000	36,400
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		200,000	214,000
Titan International, Inc., 6.875%, 10/1/2020		120,000	108,300
TransDigm, Inc.:
6.0%, 7/15/2022		215,000	217,419
6.5%, 7/15/2024		500,000	515,000
7.5%, 7/15/2021		65,000	70,200
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	62,850
6.125%, 6/15/2023		25,000	26,906
7.625%, 4/15/2022		765,000	852,975
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		900,000	935,550
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	25,375
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		30,000	31,425

			7,930,188
Information Technology 2.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,850
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		280,000	297,850
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		40,000	41,200
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		15,000	15,863
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	62,237
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		45,000	44,775
CDW LLC:
6.0%, 8/15/2022		70,000	73,850
8.5%, 4/1/2019		339,000	359,340
CyrusOne LP, 6.375%, 11/15/2022		15,000	15,788
EarthLink Holdings Corp., 7.375%, 6/1/2020		45,000	45,900
Equinix, Inc.:
5.375%, 4/1/2023		520,000	536,250
7.0%, 7/15/2021		365,000	397,850
First Data Corp.:
144A, 6.75%, 11/1/2020		766,000	819,620
144A, 7.375%, 6/15/2019		495,000	524,700
144A, 8.75%, 1/15/2022 (PIK)		45,000	49,162
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	43,300
7.625%, 6/15/2021		130,000	144,625
KLA-Tencor Corp., 4.65%, 11/1/2024 (c)		1,200,000	1,203,863
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		1,000,000	1,016,782

			5,713,805
Materials 5.2%
Alpek SAB de CV, 144A, 5.375%, 8/8/2023		200,000	212,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		740,000	750,663
144A, 4.125%, 9/27/2022 (b)		1,000,000	1,007,688
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,070,000
Berry Plastics Corp., 5.5%, 5/15/2022		275,000	276,031
Braskem Finance Ltd., 6.45%, 2/3/2024		750,000	795,563
Cascades, Inc., 144A, 5.5%, 7/15/2022		45,000	44,438
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		400,000	428,500
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		90,000	91,125
Cliffs Natural Resources, Inc., 5.2%, 1/15/2018 (b)		470,000	413,600
Evraz Group SA, 144A, 6.75%, 4/27/2018		1,000,000	940,376
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		247,000	238,973
144A, 7.0%, 2/15/2021		87,000	85,369
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		970,000	989,400
Fresnillo PLC, 144A, 5.5%, 11/13/2023		1,000,000	1,051,700
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		800,000	796,842
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024		1,000,000	1,037,500
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		290,000	290,000
8.875%, 2/1/2018		60,000	59,325
Novelis, Inc., 8.75%, 12/15/2020		655,000	714,769
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	51,500
Polymer Group, Inc., 7.75%, 2/1/2019		153,000	159,120
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		800,000	785,392
Vedanta Resources PLC, 144A, 6.0%, 1/31/2019		200,000	204,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,256
144A, 5.625%, 10/1/2024		15,000	15,806
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		775,000	758,014

			13,298,950
Telecommunication Services 4.0%
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,000,000	1,056,280
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		15,000	15,900
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		600,000	643,500
8.75%, 3/15/2018		139,000	143,865
Digicel Group Ltd., 144A, 7.125%, 4/1/2022		550,000	552,750
Digicel Ltd., 144A, 8.25%, 9/1/2017		505,000	516,994
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	46,491
6.875%, 1/15/2025		45,000	45,563
7.125%, 1/15/2023		285,000	303,525
8.5%, 4/15/2020		475,000	547,437
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		460,000	461,150
7.5%, 4/1/2021		705,000	763,162
Intelsat Luxembourg SA, 8.125%, 6/1/2023		15,000	15,938
Level 3 Communications, Inc., 8.875%, 6/1/2019		190,000	203,775
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		210,000	213,675
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021 (b)		250,000	262,187
7.0%, 6/1/2020		160,000	170,800
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	197,500
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		60,000	59,850
144A, 7.0%, 3/1/2020		500,000	557,750
144A, 9.0%, 11/15/2018		105,000	123,506
Sprint Corp., 144A, 7.125%, 6/15/2024		675,000	693,562
T-Mobile U.S.A., Inc., 6.625%, 11/15/2020		445,000	468,919
Turk Telekomunikasyon AS, 144A, 4.875%, 6/19/2024		500,000	496,270

tw telecom holdings, Inc.:
5.375%, 10/1/2022		50,000	55,250
6.375%, 9/1/2023		45,000	51,300
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		250,000	263,125
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		315,000	346,500
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		35,000	36,400
Windstream Corp.:
6.375%, 8/1/2023		45,000	45,338
7.5%, 4/1/2023		15,000	15,750
7.75%, 10/15/2020		835,000	889,275
7.75%, 10/1/2021		125,000	133,750

			10,397,037
Utilities 0.9%
AES Corp., 8.0%, 10/15/2017		7,000	7,945
Calpine Corp.:
5.375%, 1/15/2023		75,000	75,750
5.75%, 1/15/2025		75,000	75,938
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		15,000	15,900
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021		1,000,000	1,080,950
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		250,000	262,000
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		610,000	629,825
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		60,000	59,700

			2,208,008

Total Corporate Bonds (Cost $96,148,731)			96,324,217
Mortgage-Backed Securities Pass-Throughs 8.7%
Federal Home Loan Mortgage Corp., 5.5%, 6/1/2035		4,105,351	4,598,795
Federal National Mortgage Association:
3.0%, 8/1/2042 (c)		2,500,000	2,493,457
4.0%, with various maturities from 9/1/2040 until 2/1/2042 (c)		6,365,733	6,765,760
5.5%, with various maturities from 12/1/2032 until 8/1/2037		3,903,035	4,362,544
6.5%, with various maturities from 9/1/2016 until 6/1/2017		132,766	139,826
Government National Mortgage Association, 4.0%, 6/20/2044		3,876,118	4,149,415

Total Mortgage-Backed Securities Pass-Throughs (Cost $21,848,017)			22,509,797
Asset-Backed 1.5%
Automobile Receivables 1.0%
AmeriCredit Automobile Receivables Trust, "E", Series 2011-2, 144A, 5.48%, 9/10/2018		2,496,854	2,565,433
Miscellaneous 0.5%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.878% **, 1/17/2024		500,000	500,039
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		914,018	905,628

			1,405,667

Total Asset-Backed (Cost $4,029,911)			3,971,100
Commercial Mortgage-Backed Securities 5.9%
BLCP Hotel Trust, "D", Series 2014-CLRN, 144A, 2.653% **, 8/15/2029		1,500,000	1,500,680
CSMC Trust, "D", Series 2014-USA, 144A, 4.373%, 9/15/2037		2,000,000	1,941,563
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.153% **, 3/15/2018		325,000	325,715
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		265,000	270,589
"A4", Series 2007-C1, 5.716%, 2/15/2051		1,369,780	1,492,971
"F", Series 2007-LD11, 5.975% **, 6/15/2049 *		1,660,000	168,490
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		2,701,873	2,864,969
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.835% **, 6/12/2050		1,021,628	1,080,802
Morgan Stanley Capital I Trust, "D", Series 2014-150E, 144A, 4.295%, 9/9/2024		2,000,000	2,042,997
WFRBS Commercial Mortgage Trust:
"A5", Series 2013-C14, 3.337%, 6/15/2046		2,000,000	2,034,350
"A5", Series 2014-C23, 3.917%, 10/15/2057		1,500,000	1,578,052

Total Commercial Mortgage-Backed Securities (Cost $16,257,899)			15,301,178
Collateralized Mortgage Obligations 10.4%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		331,552	237,870
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		823,535	502,770
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,125,161	278,886
"ZG", Series 4213, 3.5%, 6/15/2043		1,982,831	1,968,899
"UA", Series 4298, 4.0%, 2/15/2054		1,356,278	1,388,898
"EZ", Series 3707, 5.0%, 8/15/2040		637,009	644,489
"MS", Series 3055, Interest Only, 6.447% ***, 10/15/2035		2,705,420	477,841
"SG", Series 3859, Interest Only, 6.547% ***, 11/15/2039		3,594,604	554,643
"JS", Series 3572, Interest Only, 6.647% ***, 9/15/2039		1,290,771	200,436
Federal National Mortgage Association:
"HZ", Series 2013-63, 2.5%, 6/25/2043		1,942,525	1,498,159
"HZ", Series 2013-31, 3.0%, 2/25/2043		1,502,307	1,531,958
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,595,403
"SI", Series 2007-23, Interest Only, 6.618% ***, 3/25/2037		519,958	70,026
"YI", Series 2008-36, Interest Only, 7.048% ***, 7/25/2036		3,695,235	700,311
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.755% **, 4/25/2024		2,000,000	1,877,072
"M3", Series 2014-DN4, 4.702%, 10/25/2024		960,000	960,683
Government National Mortgage Association:
"AO", Series 2013-10, Principal Only, Zero Coupon, 1/20/2043		2,307,870	1,400,207
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,002,588
"HX", Series 2012-91, 3.0%, 9/20/2040		2,383,184	2,490,378
"AZ", Series 2014-22, 3.5%, 11/16/2042		2,251,860	2,254,725
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		9,810,317	1,154,511
"HZ", Series 2012-56, 3.5%, 6/20/2040		945,887	932,764
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		3,427,946	341,385
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	871,636
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		2,761,063	232,019
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		2,387,522	283,074
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		766,730	21,440
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		512,704	86,631
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,687,443	297,965
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		428,309	79,375
"AI", Series 2007-38, Interest Only, 6.308% ***, 6/16/2037		439,377	68,316
"SB", Series 2014-81, 15.79% **, 6/20/2044		685,849	749,445

Total Collateralized Mortgage Obligations (Cost $27,401,346)			26,754,803
Government & Agency Obligations 20.4%
Other Government Related (d) 0.6%
Banco de Costa Rica, 144A, 5.25%, 8/12/2018		1,000,000	1,028,400
TMK OAO, 144A, 6.75%, 4/3/2020		700,000	630,875

			1,659,275
Sovereign Bonds 4.8%
Canadian Government Bond, 3.5%, 12/1/2045	CAD	2,890,000	3,062,957
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	240,625
Perusahaan Penerbit SBSN, 144A, 6.125%, 3/15/2019		1,000,000	1,110,000
Republic of Belarus, REG S, 8.75%, 8/3/2015		250,000	255,050
Republic of Costa Rica, 144A, 4.25%, 1/26/2023		200,000	190,000
Republic of Croatia, 144A, 6.75%, 11/5/2019		1,440,000	1,596,600

Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	102,500
144A, 7.65%, 6/15/2035		400,000	436,000
Republic of Hungary:
4.0%, 3/25/2019		200,000	204,900
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	108,147
Republic of Paraguay, 144A, 6.1%, 8/11/2044		100,000	107,125
Republic of Peru, 144A, 5.7%, 8/12/2024 (c)	PEN	300,000	102,581
Republic of Singapore, 3.375%, 9/1/2033	SGD	3,219,000	2,701,186
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	214,750
144A, 5.5%, 10/26/2022		200,000	219,750
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	5,500,000	515,611
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	205,760
Republic of Turkey:
5.625%, 3/30/2021		250,000	273,745
7.1%, 3/8/2023	TRY	400,000	164,668
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	2,600,000	193,574
Series M 20, 8.5%, 5/31/2029	MXN	1,300,000	114,839

			12,120,368
U.S. Government Sponsored Agency 1.0%
Federal National Mortgage Association, 3.0%, 11/15/2027		2,750,000	2,619,051
U.S. Treasury Obligations 14.0%
U.S. Treasury Bills:
0.03% ****, 12/11/2014 (e)		450,000	449,995
0.035% ****, 2/12/2015 (e)		1,880,000	1,879,895
U.S. Treasury Bonds:
3.375%, 5/15/2044		1,299,000	1,378,056
3.625%, 2/15/2044		668,000	741,323
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		17,200,000	17,372,000
1.0%, 9/30/2016		3,000,000	3,028,593
1.5%, 5/31/2019		750,000	748,594
1.625%, 6/30/2019		660,000	662,114
1.625%, 7/31/2019		898,000	900,175
2.375%, 8/15/2024		1,693,000	1,699,613
2.5%, 5/15/2024		7,047,000	7,160,414

			36,020,772

Total Government & Agency Obligations (Cost $52,212,608)			52,419,466
Municipal Bonds and Notes 2.6%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		2,428,204	2,523,972
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024		2,365,000	2,870,779
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015		885,000	917,365
4.875%, 9/15/2017		315,000	349,401

Total Municipal Bonds and Notes (Cost $5,977,975)			6,661,517

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $29,156)		30	30,195
Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 0.08% (h) (i) (Cost $9,447,933)		9,447,933	9,447,933
Cash Equivalents 14.9%
Central Cash Management Fund, 0.07% (h)		33,367,739	33,367,739
Deutsche Variable NAV Money Fund, 0.19% (h)		501,451	5,015,009

Total Cash Equivalents (Cost $38,382,748)			38,382,748

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $271,736,324) †		105.5	271,802,954
Other Assets and Liabilities, Net		(5.5)	(14,112,579)

Net Assets		100.0	257,690,375

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

***	These securities are shown at their current rate as of October 31, 2014.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $272,360,676.  At October 31, 2014, net unrealized depreciation for all securities based on tax cost was $557,722.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,905,866 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,463,588.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2014 amounted to $9,179,649, which is 3.6% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At October 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At October 31, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	At October 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended October 31, 2014 is as follows:

Affiliate	Value ($) at 1/31/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 10/31/2014
Central Cash Management Fund	8,881,289	212,185,212	187,698,762	—	9,821	33,367,739
Deutsche Variable NAV Money Fund	5,007,348	7,661	—	—	7,514	5,015,009
Total	13,888,637	212,192,873	187,698,762	—	17,335	38,382,748

At October 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	12/15/2014	72	7,780,014	155,683
10 Year Canadian Bond	CAD	12/18/2014	18	2,188,492	(10,422)
10 Year U.S. Treasury Note	USD	12/19/2014	470	59,388,906	328,638
U.S. Treasury Long Bond	USD	12/19/2014	42	5,925,938	85,438
Ultra Long U.S. Treasury Bond	USD	12/19/2014	175	27,442,188	374,090
Total net unrealized appreciation					933,427

At October 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5 Year U.S. Treasury Note	USD	12/31/2014	74	8,837,797	23,560
Euro-OAT French Government Bond	EUR	12/8/2014	26	4,719,814	(86,611)
Total net unrealized depreciation					(63,051)

At October 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	5,900,000	1	5/5/2016	66,227	(24,771)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	1	3/15/2016	42,627	(5,520)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	2	3/15/2016	69,620	(5,520)
Total Call Options					178,474	(35,811)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	1	3/15/2016	42,628	(3,031)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	5,900,000	2	3/15/2016	15,045	(3,030)
Pay Fixed - 2.48% - Receive Floating - LIBOR	5/9/2016 5/11/2026	5,900,000	1	5/5/2016	66,228	(100,462)
Pay Fixed - 2.64% - Receive Floating - LIBOR	8/10/2015 8/10/2045	5,300,000	1	8/6/2015	49,555	(78,935)
Pay Fixed - 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	5,300,000	2	6/3/2015	56,710	(91,948)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	4,800,000	3	9/28/2015	100,430	(146,346)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	5,300,000	1	3/4/2015	55,650	(123,426)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	5,300,000	2	1/30/2015	65,455	(120,791)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	5,900,000	4	1/26/2015	59,517	(155,569)
Total Put Options					511,218	(823,538)

Total					689,692	(859,349)

(j)	Unrealized depreciation on written options on interest rate swap contracts at October 31, 2014 was $169,657.

Bilateral Swaps

At October 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	50,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	6,915	3,471	3,444
9/20/2012 12/20/2017	85,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	10,958	3,963	6,995

Total unrealized appreciation	10,439

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At October 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/3/2014 6/3/2025	5,800,000	Fixed — 3.0%	Floating — LIBOR	(329,426)	(321,223)
10/21/2014 10/21/2044	4,800,000	Fixed — 3.093%	Floating — LIBOR	(47,323)	(47,323)
5/11/2015 5/11/2045	5,900,000	Fixed — 3.56%	Floating — LIBOR	(506,793)	(503,487)
12/30/2014 12/30/2034	9,100,000	Fixed — 4.01%	Floating — LIBOR	(1,462,334)	(1,464,994)
12/30/2014 12/30/2024	20,100,000	Fixed — 3.524%	Floating — LIBOR	(1,794,367)	(1,792,450)
12/30/2014 12/30/2016	2,200,000	Fixed — 1.173%	Floating — LIBOR	(15,688)	(15,886)
12/30/2014 12/30/2019	100,000	Floating — LIBOR	Fixed — 2.522%	3,280	3,360
12/30/2014 12/30/2044	6,300,000	Floating — LIBOR	Fixed — 4.081%	1,272,622	1,280,352
Total net unrealized depreciation	(2,861,651)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/3/2013 6/3/2025	5,800,000	1	Floating — LIBOR	Fixed — 3.0%	45,902	—	45,902

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Morgan Stanley
4	Barclays Bank PLC
5	Credit Suisse
6	UBS AG
LIBOR: London Interbank Offered Rate
As of October 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,606,095	KRW	2,788,000,000	11/10/2014	1,552	Morgan Stanley
JPY	286,939,200	GBP	1,600,000	11/10/2014	4,577	Bank of America
NZD	3,300,000	USD	2,581,244	11/10/2014	11,385	Morgan Stanley
NZD	2,891,000	USD	2,270,649	11/10/2014	19,297	Barclays Bank PLC
EUR	3,100,000	USD	3,919,922	11/10/2014	34,909	Barclays Bank PLC
KRW	2,788,000,000	USD	2,618,455	11/10/2014	10,809	Morgan Stanley
JPY	420,000,000	USD	3,759,533	11/10/2014	20,103	Morgan Stanley
JPY	420,000,000	USD	3,756,120	11/10/2014	16,690	Barclays Bank PLC
USD	3,422,235	ZAR	38,100,000	11/12/2014	25,271	UBS AG
ZAR	12,700,000	USD	1,166,983	11/12/2014	17,814	BNP Paribas
ZAR	12,700,000	USD	1,166,631	11/12/2014	17,462	UBS AG
EUR	294,700	USD	373,226	1/15/2015	3,747	Citigroup, Inc.
SGD	3,958,000	USD	3,113,361	1/20/2015	33,133	Australia & New Zealand Banking Group Ltd.
Total unrealized appreciation					216,749

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,451,315	MXN	45,900,000	11/10/2014	(44,902)	UBS AG
USD	2,618,253	NZD	3,300,000	11/10/2014	(48,395)	Barclays Bank PLC
NZD	3,300,000	CAD	2,871,726	11/10/2014	(22,481)	Societe Generale
GBP	1,600,000	JPY	274,081,920	11/10/2014	(119,050)	Morgan Stanley
USD	7,620,139	JPY	840,000,000	11/10/2014	(141,278)	Morgan Stanley
ZAR	4,600,000	USD	412,721	12/8/2014	(1,653)	Barclays Bank PLC
CAD	3,499,790	USD	3,096,951	1/20/2015	(1,918)	Australia & New Zealand Banking Group Ltd.
Total unrealized depreciation					(379,677)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	PEN	Peruvian Nuevo Sol
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$96,324,217	$—	$96,324,217
Mortgage-Backed Securities Pass-Throughs	—	22,509,797	—	22,509,797
Asset-Backed	—	3,971,100	—	3,971,100
Commercial Mortgage-Backed Securities	—	15,301,178	—	15,301,178
Collateralized Mortgage Obligations	—	26,754,803	—	26,754,803
Government & Agency Obligations	—	52,419,466	—	52,419,466
Municipal Bonds and Notes	—	6,661,517	—	6,661,517
Preferred Stocks (m)	—	30,195	—	30,195
Short-Term Investments (m)	47,830,681	—	—	47,830,681
Derivatives (n)
Futures Contracts	967,409	—	—	967,409
Credit Default Swap Contracts	—	10,439	—	10,439
Interest Rate Swap Contracts	—	1,329,614	—	1,329,614
Forward Foreign Currency Exchange Contracts	—	216,749	—	216,749

Total	$48,798,090	$225,529,075	$—	$274,327,165

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(97,033)	$—	$—	$(97,033)
Written Options	—	(859,349)	—	(859,349)
Interest Rate Swap Contracts		(4,145,363)		(4,145,363)
Forward Foreign Currency Exchange Contracts	—	(379,677)	—	(379,677)

Total	$(97,033)	$(5,384,389)	$—	$(5,481,422)

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$10,439	$—	$—
Foreign Exchange Contracts	$—	$—	$(162,928)	$—
Interest Rate Contracts	$870,376	$(2,815,749)	$—	$(169,657)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Plus Income Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 23, 2014